UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Jacobs Asset Management, L.L.C.

Address:  One Fifth Avenue
          New York, NY 10003

13F File Number: 028-11647

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Sy Jacobs
Title:    Managing Member
Phone:    (212) 271-5526

Signature, Place and Date of Signing:


/s/ Sy Jacobs                 New York, NY            August 6, 2008
-------------                 ------------            ----------------
 [Signature]                   [City, State]                [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total: 64

Form 13F Information Table Value Total: $293,918
                                   (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.       Form 13F File Number     Name
---       --------------------     ----

1.        028-11646                JAM Partners, LP

                                                     FORM 13F INFORMATION TABLE
                                                    Jacobs Asset Management, LLC
          COLUMN 1                COLUMN 2    COLUMN 3     COL 4         COLUMN 5         COLUMN 6     COL 7         COLUMN 8

                                                          MARKET
                                  TITLE OF      CUSIP      VALUE   SHRS OR   SH/ PUT/    INVESTMENT    OTHER     VOTING AUTHORITY
       NAME OF ISSUER              CLASS        NUMBER    (x1000)  PRN AMT   PRN CALL    DISCRETION    MNGRS  SOLE    SHARED    NONE
MAX CAPITAL GROUP LTD          SHS            G6052F103   10,665     500,000 SH        Shared-Defined    1              500,000
NICHOLAS FINANCIAL INC         COM NEW        65373J209    1,327     260,764 SH        Shared-Defined    1              260,764
ONEBEACON INSURANCE GROUP LT   CL A           G67742109    2,866     163,100 SH        Shared-Defined    1              163,100
AMERICAN BANCORP N J INC       COM            02407E104    5,209     509,200 SH        Shared-Defined    1              509,200
ANWORTH MORTGAGE ASSET CP      COM            037347101    9,606   1,475,500 SH        Shared-Defined    1            1,475,500
AON CORP                       COM            037389103   11,131     242,300 SH        Shared-Defined    1              242,300
ASPEN INSURANCE HOLDINGS LTD   SHS            G05384105    5,089     215,000 SH        Shared-Defined    1              215,000
ASTORIA FINL CORP              COM            046265104   15,562     775,000 SH        Shared-Defined    1              775,000
AXIS CAPITAL HOLDINGS          SHS            G0692U109    6,663     223,500 SH        Shared-Defined    1              223,500
BANKUNITED FINL CORP           CL A           06652B103      197     205,682 SH        Shared-Defined    1              205,682
BENEFICIAL MUTUAL BANCORP IN   COM            08173R104    5,897     532,664 SH        Shared-Defined    1              532,664
BOSTON PRIVATE FINL HLDGS IN   COM            101119105    1,365     240,700 SH        Shared-Defined    1              240,700
BROOKLINE BANCORP INC DEL      COM            11373M107    5,062     530,000 SH        Shared-Defined    1              530,000
BROOKLYN FEDERAL BANCORP INC   COM            114039100    3,638     301,900 SH        Shared-Defined    1              301,900
CAPE BANCORP INC               COM            139209100    2,619     268,644 SH        Sole            None   268,644
CAPE BANCORP INC               COM            139209100    7,816     801,600 SH        Shared-Defined    1              801,600
CAPSTEAD MTG CORP              COM NO PAR     14067E506    3,906     359,977 SH        Shared-Defined    1              359,977
CARE INVESTMENT TRUST INC      COM            141657106    2,185     231,700 SH        Shared-Defined    1              231,700
CENTER BANCORP INC             COM            151408101    4,421     505,200 SH        Shared-Defined    1              505,200
CENTRAL BANCORP INC MASS       COM            152418109      422      38,396 SH        Shared-Defined    1               38,396
CENTURY BANCORP INC            CL A NON VTG   156432106    5,290     298,000 SH        Shared-Defined    1              298,000
CLIFTON SVGS BANCORP INC       COM            18712Q103    4,130     424,018 SH        Shared-Defined    1              424,018
DANVERS BANCORP INC            COM            236442109      421      38,300 SH        Shared-Defined    1               38,300
DOWNEY FINL CORP               COM            261018105      249      90,000 SH        Shared-Defined    1               90,000
ESSA BANCORP INC               COM            29667D104    3,118     249,019 SH        Sole            None   249,019
ESSA BANCORP INC               COM            29667D104    9,021     720,500 SH        Shared-Defined    1              720,500
FEDERAL TR CORP                COM            314012105      193     386,616 SH        Shared-Defined    1              386,616
FIRST COMWLTH FINL CORP PA     COM            319829107    2,409     258,224 SH        Shared-Defined    1              258,224
GOLDLEAF FINANCIAL SOLUTIONS   COM NEW        38144H208    1,762     815,838 SH        Shared-Defined    1              815,838
HATTERAS FINL CORP             COM            41902R103    3,506     152,500 SH        Shared-Defined    1              152,500
ISHARES TR                     RUSSELL 2000   464287655   29,692     430,000 SH  PUT   Shared-Defined    1              430,000
KEYCORP NEW                    COM            493267108    5,490     500,000 SH        Shared-Defined    1              500,000
LIBERTY BANCORP INC            COM            53017Q102    2,303     255,600 SH        Shared-Defined    1              255,600
MFA MTG INVTS INC              COM            55272X102    1,779     272,800 SH        Shared-Defined    1              272,800
MGIC INVT CORP WIS             COM            552848103    5,231     856,200 SH        Shared-Defined    1              856,200
NEWALLIANCE BANCSHARES INC     COM            650203102    2,528     202,600 SH        Shared-Defined    1              202,600
NEWPORT BANCORP INC            COM            651754103    3,476     292,100 SH        Shared-Defined    1              292,100
NORTH VALLEY BANCORP           COM            66304M105      721     110,809 SH        Shared-Defined    1              110,809
NORTHEAST CMNTY BANCORP INC    COM            664112109    1,903     169,350 SH        Shared-Defined    1              169,350
NORTHWEST BANCORP INC PA       COM            667328108    7,092     325,000 SH        Shared-Defined    1              325,000
ORIGEN FINL INC                COM            68619E208      855     573,512 SH        Shared-Defined    1              573,512
ORITANI FINL CORP              COM            686323106    4,830     301,900 SH        Shared-Defined    1              301,900
PACWEST BANCORP DEL            COM            695263103    2,922     196,391 SH        Shared-Defined    1              196,391
PLATINUM UNDERWRITER HLDGS L   COM            G7127P100    6,088     186,700 SH        Shared-Defined    1              186,700
PROVIDENT FINL HLDGS INC       COM            743868101    4,720     500,000 SH        Shared-Defined    1              500,000
ROMA FINANCIAL CORP            COM            77581P109    2,822     215,400 SH        Shared-Defined    1              215,400
SEACHANGE INTL INC             COM            811656107    1,403      96,889 SH        Shared-Defined    1               96,889
SPECIALTY UNDERWRITERS ALLIA   COM            84751T309    2,026     377,197 SH        Shared-Defined    1              377,197
SPDR SERIES TRUST              KBW REGL BKG   78464A698    2,130      80,000 SH        Shared-Defined    1               80,000
TFS FINL CORP                  COM            87240R107    2,419     208,700 SH        Shared-Defined    1              208,700
BANCORP INC DEL                COM            05969A105    1,157     151,838 SH        Shared-Defined    1              151,838
UNIONBANCAL CORP               COM            908906100    7,579     187,500 SH        Shared-Defined    1              187,500
UNITED FINANCIAL BANCORP INC   COM            91030T109    2,234     200,000 SH        Sole            None   200,000
UNITED FINANCIAL BANCORP INC   COM            91030T109    7,165     641,462 SH        Shared-Defined    1              641,462
VALIDUS HOLDINGS LTD           COM SHS        G9319H102    6,906     325,000 SH        Shared-Defined    1              325,000
VIRGINIA COMM BANCORP INC      COM            92778Q109      639     123,090 SH        Shared-Defined    1              123,090
VIEWPOINT FINL GROUP           COM            926727108    5,152     350,000 SH        Shared-Defined    1              350,000
WASHINGTON MUT INC             COM            939322103    3,944     800,000 SH        Shared-Defined    1              800,000
WAUWATOSA HLDGS INC            COM            94348P108    2,119     199,566 SH        Shared-Defined    1              199,566
WEBSTER FINL CORP CONN         COM            947890109    5,487     295,000 SH        Shared-Defined    1              295,000
WHITE MTNS INS GROUP LTD       COM            G9618E107    6,971      16,250 SH        Shared-Defined    1               16,250
WILLIS LEASE FINANCE CORP      COM            970646105    3,179     297,658 SH        Sole            None   297,658
WILLIS LEASE FINANCE CORP      COM            970646105    6,860     642,350 SH        Shared-Defined    1              642,350
ZENITH NATL INS CORP           COM            989390109    8,351     237,500 SH        Shared-Defined    1              237,500

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